Wireless Device Payment Plans - Balance and Aging of Device Payment Plan Agreement Receivables on Gross Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, gross	$ 19,493	$ 19,313
Unbilled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	18,203	18,043
Billed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,002	986
Past due	$ 288	$ 284